FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details)	12 Months Ended
	Jul. 31, 2018 tenants	Jul. 31, 2017 USD ($)	Jul. 31, 2016
Concentration Risk [Line Items]
Irrevocable letter of credit | $		$ 230,000
Number of tenants | tenants	50
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	77.70%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk		66.70%
Three Customers [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk	66.90%	71.60%
Three Customers [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk	44.60%	44.00%
Two Customers [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk		34.70%	34.70%